Financial Instruments - classification - Offsetable assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Instruments which can be offset
IFRS offset	£ 1,735	£ 469
Derivatives
Instruments which can be offset
Gross	2,364	5,265
IFRS offset	1,735	469
Balance sheet	4,099	5,734
Potential for offset not recognised by IFRS
Cash collateral	(2,710)	(2,276)
Other financial collateral	(1,003)	(1,898)
Net amount after the effect of netting arrangements and related collateral	386	1,560
Instruments outside netting arrangements	353	603
Balance sheet total	4,452	6,337
Trading reverse repos/repos
Instruments which can be offset
Gross	(2,716)	6,813
Balance sheet	(2,716)	6,813
Potential for offset not recognised by IFRS
Other financial collateral	2,726	(6,771)
Net amount after the effect of netting arrangements and related collateral	10	42
Instruments outside netting arrangements	1,830	1,096
Balance sheet total	(886)	7,909
Derivatives
Instruments which can be offset
Gross	133,965	170,405
IFRS offset	(6,776)	(17,557)
Balance sheet	127,189	152,848
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(106,762)	(128,287)
Cash collateral	(15,227)	(18,035)
Other financial collateral	(3,466)	(3,952)
Net amount after the effect of netting arrangements and related collateral	1,734	2,574
Instruments outside netting arrangements	1,708	1,658
Balance sheet total	128,897	154,506
Trading repos
Instruments which can be offset
Gross	55,864	58,695
IFRS offset	(31,376)	(32,639)
Balance sheet	24,488	26,056
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(762)	(329)
Other financial collateral	(23,726)	(25,727)
Instruments outside netting arrangements	1,157	2,307
Balance sheet total	25,645	28,363
Derivatives
Instruments which can be offset
Gross	136,329	175,670
IFRS offset	(5,041)	(17,088)
Balance sheet	131,288	158,582
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(106,762)	(128,287)
Cash collateral	(17,937)	(20,311)
Other financial collateral	(4,469)	(5,850)
Net amount after the effect of netting arrangements and related collateral	2,120	4,134
Instruments outside netting arrangements	2,061	2,261
Balance sheet total	133,349	160,843
Trading reverse repos
Instruments which can be offset
Gross	53,148	65,508
IFRS offset	(31,376)	(32,639)
Balance sheet	21,772	32,869
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(762)	(329)
Other financial collateral	(21,000)	(32,498)
Net amount after the effect of netting arrangements and related collateral	10	42
Instruments outside netting arrangements	2,987	3,403
Balance sheet total	£ 24,759	£ 36,272